Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2014	2015	2016

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$66,598	25,195	50,912
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	342,190	343,570	344,655
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.19	0.07	0.15

	Year Ended December 31,
	2014	2015	2016

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$66,598	25,195	50,912
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	342,190	343,570	344,655
Unvested RSUs (in thousands)	1,807	562	69
	343,997	344,132	344,724
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.19	0.07	0.15

Schedule Of Changes In Company Ownership Interests In Subsidiaries [Table Text Block]
The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Net income attributable to Himax Technologies, Inc. stockholders	$66,598	25,195	50,912
Transfers (to) from the noncontrolling interests:
Increase in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	131	32	9
Decrease in Himax Technologies, Inc.’s paid-in capital and retained earnings for purchase of shares of subsidiaries	(1,144)	(1,036)	(229)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$65,585	24,191	50,692